UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425 Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end:  02/28/2014

Date of reporting period: 02/28/2014

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders of the Stringer Growth Fund, a series of the 360 Funds (the “registrant”), for the period ended February 28, 2014 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Stringer Growth Fund
Class A Shares (Ticker Symbol: SRGAX)
Class C Shares (Ticker Symbol: SRGCX)
Institutional Class Shares (Ticker Symbol: SRGIX)

A series of the
360 Funds

ANNUAL REPORT

February 28, 2014

Investment Adviser

Stringer Asset Management, LLC
6000 Poplar Avenue, Suite 250
Memphis, TN  38119

TABLE OF CONTENTS

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	2
INVESTMENT HIGHLIGHTS	4
SCHEDULE OF INVESTMENTS	6
STATEMENT OF ASSETS AND LIABILITIES	7
STATEMENT OF OPERATIONS	8
STATEMENT OF CHANGES IN NET ASSETS	9
FINANCIAL HIGHLIGHTS	10
NOTES TO FINANCIAL STATEMENTS	11
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	17
ADDITIONAL INFORMATION	18
EXPENSE EXAMPLES	21

Dear Shareholder,

As a global asset allocation manager, our investment universe spans the global opportunity set for equities, fixed income, and alternative equity and fixed income investments. Over the past year, our Fund’s allocation was primarily driven by our belief that the U.S. economy was in better shape than consensus expected, and that U.S. stocks would outperform foreign stocks as well as bonds. While we anticipated economic growth would be higher than consensus expected, we believed the actual growth figure would be relatively muted and, therefore, we were cautious of the various headwinds to equity markets. Regarding fixed income, we started the year anticipating higher real interest rates and losses to fixed income investments as a result of improving economic fundamentals and the likelihood that the Fed would begin to taper it’s purchases of Treasury bonds. For those reasons, we favored allocating to alternative investments relative to traditional fixed income in an attempt to mitigate portfolio risk.

Our thesis on the U.S. economy was supported throughout the year by various leading indicators, such as credit conditions, the historically steep yield curve, and declining unemployment claims. We positioned the Fund to be more equity sensitive and moved to an overweight to U.S. stocks compared to our neutral weighting. This positioning within our equity allocation was additive. Consistent with our positive outlook for the U.S. economy, we benefited from tactical positions in the economically sensitive sectors, such as industrials, materials, and consumer discretionary.

We started the second quarter of 2013 with a slight overweight to foreign stocks but decreased this exposure, especially to the emerging markets, by mid-year. The decreased exposure was a result of our growing expectations for U.S. stocks coupled with concerns over political and policy risks abroad. Several concerns over structural imbalances in emerging economies, such as China and Brazil, led us to eliminate any targeted emerging markets exposure as well. Reducing emerging markets equity exposure was additive to our Fund as the sector continued to underperform U.S. stocks.

We began to see more commitment from foreign central banks and leaders to support economic growth during the third quarter of 2013. This was one risk we remained cautious of since any reversal or pause in policy could have a detrimental impact. As it became apparent that Europe would, at least for the meantime, not repeat its past policy mistakes, we initiated a targeted strategic position in that region and reduced our international exposure outside that region. This positioning has had a positive impact on the Fund’s foreign equity allocation.

While we avoided exposure to traditional fixed income, we did continue to hold lower volatility alternative investments. As part of our investment philosophy, we allocate to alternative investments in an attempt to mitigate downside risk over time in the portfolio. During the past year, our allocation to alternative investments detracted from the Fund’s relative performance, which should be expected in a market environment where equity returns are strong. We expect to sacrifice some returns to mitigate risk with our allocation to alternative investments. Since these broad allocation decisions generally have the largest impact on performance, our exposure to alternative investments was a key detractor to relative performance. Overall, the Fund has delivered an attractive absolute return since inception from March 27, 2013 through February 28, 2014 of 15.12%(a), but, due to those factors noted above, has underperformed versus the S&P 500 Total Return Index(b) which had a return of 21.33% during the same period.

Thank you for entrusting your assets to Stringer Asset Management.

Sincerely,

Gary Stringer, CFA

President of Stringer Asset Management LLC

March 28, 2014

Stringer Asset Management LLC | 6000 Poplar Avenue, Suite 250 | Memphis, TN 38119 | 901-800-2956 | info@stringeram.com

(a) The performance information shown is for the Fund’s Institutional Shares. Please see the Total Return Table on the following pages for performance information on the Fund’s Class A and Class C shares. The performance information quoted assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235. Investors should consider the investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about the Fund can be found in the Fund’s prospectus. Please read it carefully before investing.

(b) The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

Stringer Asset Management LLC | 6000 Poplar Avenue, Suite 250 | Memphis, TN 38119 | 901-800-2956 | info@stringeram.com

Stringer Funds	ANNUAL REPORT
Stringer Growth Fund
INVESTMENT HIGHLIGHTS
February 28, 2014

The investment objective of the Stringer Growth Fund (the “Fund”) is long-term growth of capital.  To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”).  The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large, mid and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs. The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio.  The Fund may also invest directly in domestic equity securities (including large, small and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies.  At times, the Fund may also invest directly in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities.

The percentages in the above graph are based on the portfolio holdings of the Fund as of February 28, 2014 and are subject to change.

Stringer Funds	ANNUAL REPORT
Stringer Growth Fund
INVESTMENT HIGHLIGHTS
February 28, 2014

(1)	The minimum initial investment for the Institutional Class shares is $1,000,000.

Returns as of February 28, 2014	Since Inception of March 27, 2013 through February 28, 2014 (2)
Stringer Growth Fund Class A without sales charge	14.82%
Stringer Growth Fund Class A with sales charge	8.50%
Stringer Growth Fund Class C without CDSC	14.06%
Stringer Growth Fund Class C with CDSC	12.91%
Stringer Growth Fund Institutional Class	15.12%
S&P 500 Total Return Index	21.33%

(2)	Not Annualized.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the Stringer Growth Fund versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Stringer Growth Fund, which will generally not invest in all the securities comprising the index.

Stringer Growth Fund	ANNUAL REPORT
SCHEDULE OF INVESTMENTS
February 28, 2014

	Shares	Fair Value

EXCHANGE-TRADED FUNDS - 96.98%

ASSET ALLOCATION FUNDS - 3.04%
SPDR Barclays Convertible Securities ETF	14,105	$697,069

EQUITY FUNDS - 93.94%
First Trust Europe AlphaDEX Fund	55,587	1,995,017
First Trust Materials AlphaDEX Fund	36,580	1,217,017
First Trust Multi Cap Value AlphaDEX Fund	63,567	2,847,166
First Trust NASDAQ-100 Technology Index Fund	32,234	1,207,163
iShares US Pharmaceuticals ETF	8,870	1,170,929
PowerShares S&P 500 Low Volatility Portfolio	33,755	1,127,417
SPDR S&P Bank ETF	36,153	1,193,049
US Equity High Volatility Put Write Index Fund	33,123	843,312
Vanguard FTSE All-World ex-US ETF	61,162	3,087,458
Vanguard Growth ETF	22,618	2,154,817
Vanguard Industrials ETF	12,094	1,208,916
Vanguard Value ETF	45,359	3,471,324
		21,523,585

TOTAL EXCHANGE-TRADED FUNDS (Cost $20,710,115)		22,220,654

SHORT TERM INVESTMENTS - 7.17%
Federated Government Obligations Fund - Institutional Shares, 0.01% (a) (Cost $1,643,758)	1,643,758	1,643,758

TOTAL INVESTMENTS (Cost $22,353,873) - 104.15%		$23,864,412
LIABILITES IN EXCESS OF OTHER ASSETS, NET - (4.15)%		(951,796)
NET ASSETS - 100%		$22,912,616

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the rate at February 28, 2014, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS

STRINGER GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2014	ANNUAL REPORT

Assets:
Investments, at value (identified cost $22,353,873)	23,864,412
Receivables:
Interest	8
Dividends	12,256
Fund shares sold	32,379
Prepaid expenses	9,890
Total assets	23,918,945

Liabilities:
Payables:
Investment securities purchased	955,220
Fund shares redeemed	10,912
Due to advisor	9,463
Accrued distribution (12b-1) fees	7,080
Due to administrator	5,831
Accrued expenses	17,823
Total liabilities	1,006,329
Net Assets	$22,912,616

Sources of Net Assets:
Paid-in capital	$21,319,745
Accumulated net realized gain on investments	125,908
Accumulated net investment loss	(43,576)
Net unrealized depreciation on investments	1,510,539
Total Net Assets (Unlimited shares of beneficial interest authorized)	$22,912,616

Class A Shares:
Net assets applicable to 958,083 shares outstanding	$10,941,875
Net Asset Value Per Share	$11.42

Maximum Offering Price Per Share (a)	$12.08

Minimum Redemption Price Per Share (b)	$11.36

Class C Shares:
Net assets applicable to 666,138 shares outstanding	$7,570,867
Net Asset Value and Offering Price Per Share	$11.37

Minimum Redemption Price Per Share (c)	$11.26

Institutional Class Shares:
Net assets applicable to 384,727 shares outstanding	$4,399,874
Net Asset Value, Offering and Redemption Price Per Share	$11.44

(a)	A maximum sales charge of 5.50% is imposed on Class A shares.
(b)
Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 0.50% contingent deferred sales charge ("CDSC") on shares redeemed within one year from the date of purchase.

(c)	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions made within one year from the date of purchase.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS

STRINGER GROWTH FUND
STATEMENT OF OPERATIONS

February 28, 2014	ANNUAL REPORT

For the
Period Ended
February 28, 2014 (a)
Investment income:
Dividends	$191,916
Interest	73
Total investment income	191,989

Expenses:
Management fees (Note 5)	95,047
Distribution (12b-1) fees - Class A	12,741
Distribution (12b-1) fees - Class C	30,467
Accounting and transfer agent fees and expenses	61,908
Audit fees	14,000
Miscellaneous	11,926
Custodian fees	13,111
Registration and filing fees	10,492
Legal fees	3,276
Trustee fees and expenses	3,842
Pricing fees	1,084
Reports to shareholders	344
Insurance	129
Total expenses	258,367
Less: fees waived and expenses absorbed	(75,089)
Net expenses	183,278

Net investment income	8,711

Realized and unrealized gain:
Net realized gain on:
Investments	164,509
Net realized gain on investments	164,509

Net change in unrealized appreciation on:
Investments	1,510,539
Net change in unrealized appreciation	1,510,539

Net gain on investments	1,675,048

Net increase in net assets resulting from operations	$1,683,759

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS

STRINGER GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

February 28, 2014	ANNUAL REPORT

For the
Period Ended
February 28, 2014 (a)

Increase (decrease) in net assets from:
Operations:
Net investment gain	$8,711
Net realized gain on investments	164,509
Net unrealized appreciation on investments	1,510,539
Net decrease in net assets resulting from operations	1,683,759

Distributions to shareholders from:
Net investment income - Class A	(32,965)
Net investment income - Class C	(6,655)
Net investment income - Institutional Class	(12,667)
Net realized capital gains - Class A	(19,919)
Net realized capital gains - Class C	(12,615)
Net realized capital gains - Institutional Class	(6,067)
Total distributions to shareholders	(90,888)

Capital share transactions (Note 3):
Increase in net assets from capital share transactions	21,319,745

Increase in net assets	22,912,616

Net Assets:
Beginning of year	-

End of year	$22,912,616
Accumulated net investment loss	$(43,576)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS

STRINGER GROWTH FUND
FINANCIAL HIGHLIGHTS

February 28, 2014	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Class A		Class C		Institutional Class
	For the		For the		For the
	Period Ended		Period Ended		Period Ended
	February 28, 2014 (a)		February 28, 2014 (a)		February 28, 2014 (a)

Net Asset Value, Beginning of Year/Period	$10.00		$10.00		$10.00

Investment Operations:
Net investment income (loss)	0.02		(0.02)		0.04
Net realized and unrealized gain on investments	1.46		1.42		1.47
Total from investment operations	1.48		1.40		1.51

Distributions:
From net investment income	(0.04)		(0.01)		(0.05)
From net realized capital gains	(0.02)		(0.02)		(0.02)
Total distributions	(0.06)		(0.03)		(0.07)

Net Asset Value, End of Year/Period	$11.42		$11.37		$11.44

Total Return (b)	14.82%	(c)	14.06%	(c)	15.12%	(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$10,942		$7,571		$4,400

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.40%	(d)	3.15%	(d)	2.15%	(d)
After fees waived and expenses absorbed	1.65%	(d)	2.40%	(d)	1.40%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(0.48)%	(d)	(1.23)%	(d)	(0.23)%	(d)
After fees waived and expenses absorbed	0.27%	(d)	(0.48)%	(d)	0.52%	(d)

Portfolio turnover rate	53%	(c)	53%	(c)	53%	(c)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Stringer Funds	ANNUAL REPORT
Stringer Growth Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2014

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Stringer Growth Fund (the “Fund”) is a series of 360 Funds (the “Trust”). The Trust was organized on February 25, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a non-diversified Fund. As a non-diversified Fund, it may invest a significant portion of its assets in a small number of companies. The Fund’s investment objective is long-term growth of capital. The Fund’s investment adviser is Stringer Asset Management, LLC (the “Adviser”). The Fund offers three classes of shares, Class A, Class C and Institutional Class shares. Each class of shares commenced operations on March 27, 2013. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

a)         Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)         Exchange Traded Funds – The Fund may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

c)         Federal Income Taxes – The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the period since inception from March 27, 2013 through February 28, 2014, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the period since inception from March 27, 2013 through February 28, 2014, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

d)         Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. There were no reclassifications made during the period since inception from March 27, 2013 through February 28, 2014.

e)         Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)         Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

g)         Non-Diversified Fund – The Fund is a non-diversified Fund. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund’s performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

(h)        Redemption fees – Shareholders that redeem shares within 30 days of purchase will be assessed a redemption fee of 0.50% of the amount redeemed.  The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund. No redemption fees were paid to the Fund during the period since inception of March 27, 2013 through February 28, 2014. A CDSC is imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $1 million if the dealer’s commission was paid by the underwriter and the shares are redeemed within one year from the date of purchase. The CDSC will be paid to the Distributor and will be equal to 0.50% of the lesser of (1) the net asset value at the time of purchase of the Class A shares being redeemed; or (2) the net asset value of such shares at the time of redemption. No CDSC Fees were paid to the Distributor during the period since inception of March 27, 2013 through February 28, 2014.

Stringer Funds	ANNUAL REPORT
Stringer Growth Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2014

2.	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Stringer Funds	ANNUAL REPORT
Stringer Growth Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2014

2.	SECURITIES VALUATIONS (continued)

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of February 28, 2014.

Stringer Growth Fund
Financial Instruments - Assets		Level 2
		(Other Significant
Security Classification (1)	Level 1 (Quoted Prices)	Observable Inputs)	Totals
Exchange Traded Funds (2)	$22,220,654	$-	$22,220,654
Money Market Funds	1,643,758	-	1,643,758
Totals	$23,864,412	$-	$23,864,412

(1)
As of and during the period since inception from March 27, 2013 through February 28, 2014, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All ETFs held in the Fund are Level 1 securities. For a detailed break-out of ETFs by investment type, please refer to the Schedule of Investments.

There were no transfers into and out of any Level during the period since inception from March 27, 2013 through February 28, 2014.  It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the period since inception from March 27, 2013 through February 28, 2014, no securities were fair valued.

3.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Stringer Growth Fund for the period since inception from March 27, 2013 through February 28, 2014 were as follows:

Stringer Growth Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	1,034,640	(81,134)	4,577	958,083
Value	$10,973,215	$(885,299)	$51,442	$10,139,358
Class C
Shares	677,540	(12,828)	1,426	666,138
Value	$7,188,173	$(141,370)	$15,970	$7,062,773
Institutional Class
Shares	408,512	(25,314)	1,529	384,727
Value	$4,376,564	$(276,151)	$17,201	$4,117,614

4.	INVESTMENT TRANSACTIONS

For the period since inception from March 27, 2013 through February 28, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) for the Stringer Growth Fund were as follows:

Purchases	Sales
$26,052,945	$5,507,339

There were no government securities purchased or sold during the period.

Stringer Funds	ANNUAL REPORT
Stringer Growth Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2014

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser.  Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser will receive a monthly management fee equal to an annual rate of 0.95% of the Fund’s net assets. For the period since inception from March 27, 2013 through February 28, 2014, the Adviser earned $95,047 of advisory fees.

The Adviser and the Fund have entered into an Expense Limitation Agreement (“Expense Agreement”) under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.40% for Class A shares, Class C shares, and Institutional Class Shares, respectively, of the average daily net assets of the Fund through at least April 30, 2014.  At a meeting held on April 3, 2014, the Board of Trustees approved and extended the Expense Agreement for a one year period ending April 30, 2015.  It is expected that the Expense Agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund. For the period since inception from March 27, 2013 through February 28, 2014, the Adviser waived advisory fees of $51,711 and reimbursed expenses of $23,378.

If, at any time, the annualized expenses of Fund are less than the annualized expense ratios, the Trust, on behalf of Fund, would reimburse the Adviser for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for the Funds, and (b) can be repaid without causing the expenses of Funds to exceed the annualized expense ratios.  The cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Funds is $75,089 and can be recouped no later than February 28, 2017.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with Matrix 360 Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund's shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund's legal compliance; (j) maintaining shareholder account records.

Under the Services Agreement, the Trust, on behalf of the Fund, pays M3Sixty the fees described below:

Fund Accounting	$5,000 annually, plus $1,500 for the second and each additional share class
Fund Administration	$5,000 annually, plus $1,500 for the second and each additional share class
Transfer Agency	$5,000 annually, plus $1,500 for the second and each additional share class
Fund Asset Based Fees (annualized)	0.15% on average daily net assets between $0 and $200 million; with lower fees at higher asset levels

If the above fees, in the aggregate, are not at least $40,000 on an annual basis, a minimum fee of $40,000 per year will apply.

For the period since inception from March 27, 2013 through February 28, 2014, M3Sixty earned $61,908, including out of pocket expenses with $5,831 remaining payable at February 28, 2014.

Certain officers of the Fund are also employees of M3Sixty.

The Fund has entered into a Distribution Agreement with Matrix Capital Group, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Fund. The Distributor serves as underwriter/distributor of the Fund. Under the Distribution Agreement the Distributor shall be paid an annual fee of $9,000. The annual fee above includes the first share class of the Fund; the Distributor shall receive $1,500 annually for each additional class. The Distributor shall also receive an annualized amount equal to 0.75 bps (0.0075%) of the average assets of the Fund. Distribution fees paid to the Distributor are paid by the Adviser.

The Distributor is an affiliate of M3Sixty.

Stringer Funds	ANNUAL REPORT
Stringer Growth Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2014

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. The Fund may expend up to 1.00% for Class C shares and up to 0.25% for Class A shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plans for the Class A and Class C shares of the Fund took effect February 28, 2014. For the period since inception from March 27, 2013 through February 28, 2014, the Fund accrued $12,741 in 12b-1 expenses attributable to Class A shares. For the period since inception from March 27, 2013 through February 28, 2014, the Fund accrued $30,467 in 12b-1 expenses attributable to Class C shares.

6.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at February 28, 2014 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$ 22,360,773	$ 1,517,006	$ (13,367)	$ 1,503,639

The difference between book basis unrealized depreciation and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

During the period since inception from March 27, 2013 through February 28, 2014, the Fund distributed $90,888 of ordinary income.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year.  As of February 28, 2014, the Fund’s most recent fiscal year end, the components of distributable earnings presented on an income tax basis were as follows:

Undistributed Ordinary Income	Post-December Ordinary Loss	Net Unrealized Appreciation	Total Distributable Earnings
$ 132,808	$ (43,576)	$ 1,503,639	$ 1,592,871

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of February 28, 2014, the Fund elected to defer net capital losses and net ordinary losses as indicated in the chart below:

Post-October Losses		Post-December Losses
Deferred	Utilized	Deferred	Utilized
$ -	$ -	$ 43,576	$ -

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term.  As of February 28, 2014, the Fund had no capital loss carryforwards for federal income tax purposes.

7.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

Stringer Funds	ANNUAL REPORT
Stringer Growth Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2014

8.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

9.	RECENT ACCOUNTING PRONOUNCEMENTS

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (“FASC”). The ASU is effective for interim and annual reporting periods that begin after December 15, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Stringer Growth Fund

We have audited the accompanying statement of assets and liabilities of the Stringer Growth Fund, (the "Fund") including the schedule of investments, as of February 28, 2014 and the related statement of operations, statement of changes in net assets and the financial highlights for the period March 27, 2013 (commencement of investment operations) through February 28, 2014. These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund was not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and cash owned as of February 28, 2014, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Stringer Growth Fund as of February 28, 2014, the results of its operations, the changes in its net assets, and the financial highlights for the period March 27, 2013 (commencement of investment operations) through February 28, 2014, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania
April 29, 2014

Stringer Funds	ANNUAL REPORT
ADDITIONAL INFORMATION
February 28, 2014 (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  For the period since inception from March 27, 2013 through February 28, 2014, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2015 to determine the calendar year amounts to be included on their 2014 tax returns. Shareholders should consult their own tax advisors.

Trustees and Officers - Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years.  As described above under “Description of the Trust”, each of the Trustees of the Trust will generally hold office indefinitely.  The Officers of the Trust will hold office indefinitely, except that:  (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table.

Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Independent Trustees
Art Falk 4520 Main Street Suite 1425 Kansas City, MO 64111 Age 75	Trustee	Since June 2011	Mr. Falk has retired from Murray Hill Financial Marketing, a financial marketing consulting firm. He was President of the Company from 1990 to 2012.	Ten	None
Thomas Krausz 4520 Main Street Suite 1425 Kansas City, MO 64111 Age 68	Trustee	Since June 2011
Mr. Krausz has been an independent management consultant to private enterprises since 2007. From 2005 to 2007 he was the Chief Technology Officer for IDT Ventures, a venture capital and business development firm.
				Ten	None
Tom M. Wirtshafter 4520 Main Street Suite 1425 Kansas City, MO 64111 Age 58	Trustee	Since June 2011
Mr. Wirtshafter has been the Senior Vice President of each of American Portfolios Financial Services, a broker-dealer, and American Portfolios Advisors, an investment adviser, since 2009. From 2005 to 2008 Mr. Wirtshafter was a business consultant.
				Ten	None

Stringer Funds	ANNUAL REPORT
ADDITIONAL INFORMATION (continued)
February 28, 2014 (Unaudited)

Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Interested Trustee*
Randall K. Linscott 4520 Main Street Suite 1425 Kansas City, Missouri 64111 Age 42	President	Since July 2013
Mr. Linscott has been the Chief Operating Officer for M3Sixty Administration LLC since 2011.  Prior to 2011, Mr. Linscott served as a Division Vice President at Boston Financial Data Services from 2005 until 2011.
				Ten	None
Officers
Robert S. Driessen 4520 Main Street Suite 1425 Kansas City, Missouri 64111 Age 65	Chief Compliance Officer and Secretary	Since July 2013
Prior to 2013, Mr. Driessen served as the Senior Vice President and Chief Compliance Officer for Aquila Distributors, Inc., and Vice President and Chief Compliance Officer of its advisory affiliate, Aquila Investment Management LLC from November 2009 until December 2012.  Prior to 2009, Mr. Driessen served as the Vice President and Chief Compliance Officer of Curian Capital, LLC from April 2004 to December 31, 2008.
				N/A	N/A
Brandon Byrd 4520 Main Street Suite 1425 Kansas City, Missouri 64111 Age 33	Assistant Secretary	Since July 2013
Mr. Byrd has been the Director of Operations at M3Sixty Administration LLC since 2012.  Prior to 2012, Mr. Byrd served as a Division Manager – Client Service Officer for Boston Financial Data Services from 2010 until 2012, and as a Group Manager for Boston Financial Data Services from 2007 until 2010.
				N/A	N/A
Larry Beaver 4520 Main Street Suite 1425 Kansas City, Missouri 64111 Age 44	Treasurer	Since March 2007	Mr. Beaver has been the Director of Fund Accounting for M3Sixty Administration LLC since 2005.	N/A	N/A
Aaron Farr 4520 Main Street Suite 1425 Kansas City, Missouri 64111 Age 42	Assistant Treasurer	Since July 2013
Mr. Farr has been the Director of Fund Administration for M3Sixty Administration LLC since July 2013. Mr. Farr served as the Senior Vice President of Finance and Operations for The Rock Creek Group from January 2013 through July 2013.   Prior to this, Mr. Farr served as the Vice President of Finance and Operations for The Rock Creek Group from October 2011 until January 2013.  From 2008 until 2011, Mr. Farr served as the Director of Fund Accounting and Investment Valuation for Rydex (Guggenheim) Investments| SGI (Security Global Investors).

*	The Interested Trustee is an Interested Trustee because he is an officer and employee of the Administrator.

Stringer Funds	ANNUAL REPORT
ADDITIONAL INFORMATION (continued)
February 28, 2014 (Unaudited)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” receives a fee of $1,000 each year plus $125 per Board or committee meeting attended in person and $100 per meeting attended by telephone.  The Trust reimburses each Trustee and officer for their travel and other expenses relating to attendance at such meetings.

Name of Trustee1	Aggregate Compensation From the Stringer Growth Fund2	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Stringer Growth Fund Paid to Trustees2
Independent Trustees
Art Falk	$1,250	None	None	$1,250
Thomas Krausz	$1,250	None	None	$1,250
Tom M. Wirtshafter	$1,250	None	None	$1,250
Interested Trustees
Randall K. Linscott	None	None	None	None

1	Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers ten (10) series of shares.

2	Figures are for the period since inception from March 27, 2013 through February 28, 2014.

Stringer Funds	ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and the contingent deferred sales charge (“CDSC”) imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period since inception from 09/01/13 through 02/28/14

Stringer Growth Fund:	Beginning Account Value (09/01/2013)	Annualized Expense Ratio for the Period	Ending Account Value (02/28/2014)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (+13.79%)	$1,000.00	1.65%	$1,137.90	$8.75
Class C (+13.49%)	$1,000.00	2.40%	$1,134.90	$12.70
Institutional Class (+13.98%)	$1,000.00	1.40%	$1,139.80	$7.43
Hypothetical 5% Fund Return
Class A	$1,000.00	1.65%	$1,016.60	$8.25
Class C	$1,000.00	2.40%	$1,012.90	$11.98
Institutional Class	$1,000.00	1.40%	$1,017.90	$7.00

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Stringer Funds	ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)(continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated March 28, 2013 for the Fund were as follows:
Stringer Growth Fund Class A, gross of fee waivers or expense reimbursements	2.63%
Stringer Growth Fund Fund Class A, after waiver and reimbursement*	2.05%
Stringer Growth Fund Class C, gross of fee waivers or expense reimbursements	3.38%
Stringer Growth Fund Class C, after waiver and reimbursement*	2.80%
Stringer Growth Fund Institutional Class, gross of fee waivers or expense reimbursements	2.38%
Stringer Growth Fund Institutional Class, after waiver and reimbursement*	1.80%

* Stringer Asset Management, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, shareholder services fees, extraordinary expenses, interest and dividend expenses in connection with securities sold short, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.40% through at least April 30, 2014.  Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.40% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval.  Total Gross Operating Expenses (Annualized) during the period since inception from March 27, 2013 through February 28, 2014 were 2.40%, 3.15% and 2.15% for the Stringer Growth Fund Class A, Stringer Growth Fund Class C and Stringer Growth Fund Institutional Class shares, respectively.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for gross and net expense related disclosures during the period since inception from March 27, 2013 through February 28, 2014.

360 FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111

INVESTMENT ADVISER
Stringer Asset Management, LLC
6000 Poplar Avenue
Suite 250
Memphis, TN 38119

ADMINISTRATOR & TRANSFER AGENT
Matrix 360 Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Matrix Capital Group, Inc.
242 East 72nd Street
New York, NY 10021

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA 19001

LEGAL COUNSEL
Graydon Head & Ritchey LLP
1900 Fifth Third Center
511 Walnut Street
Cincinnati, OH 45202

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

(a)
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.
(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees.  The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $12,000 with respect to the registrant’s fiscal year ended February 28, 2014, the first fiscal year of operations for the Stringer Growth Fund.

(b)
Audit-Related Fees.    There were no fees billed during the fiscal year for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)
Tax Fees. The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $2,000 with respect to the registrant’s fiscal year ended February 28, 2014, the first fiscal year of operations for the Stringer Growth Fund.  The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)
All Other Fees.   The aggregate fees billed in last fiscal year for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended February 28, 2014, the first fiscal year of operations for the Stringer Growth Fund.

(e)(1)
The audit committee does not have pre-approval policies and procedures.  Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)
Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended February 28, 2014, the first fiscal year of operations for the Stringer Growth Fund, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable
ITEM 6.	SCHEDULES OF INVESTMENTS

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

By: Randy Linscott	/s/ Randy Linscott
President,
Date: May 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Randy Linscott	/s/ Randy Linscott
President
Date: May 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Treasurer
Date: May 1, 2014